UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR TRUST

(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan M. Louvar, Esq.	Leonard Mackey, Esq.
Vice President and Senior Counsel	Clifford Chance US LLP
State Street Bank and Trust Company	31 West 52nd Street
CHP/0326	New York, New York 10019
One Lincoln Street
Boston, MA 02111
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: June 30, 2010

Item 1. Schedule of Investments
Item 2. Controls and Procedures
SIGNATURES

Item 1. Schedule of Investments.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUTO COMPONENTS — 2.2%
Johnson Controls, Inc.	1,078,073	$28,967,822
The Goodyear Tire & Rubber Co. (a)	389,363	3,870,268

		32,838,090

AUTOMOBILES — 4.2%
Ford Motor Co. (a)(b)	5,459,290	55,029,643
Harley-Davidson, Inc. (b)	377,403	8,389,669

		63,419,312

DISTRIBUTORS — 0.7%
Genuine Parts Co.	254,476	10,039,078

DIVERSIFIED CONSUMER SERVICES — 1.4%
Apollo Group, Inc. (Class A) (a)	201,672	8,565,010
DeVry, Inc.	99,381	5,216,509
H&R Block, Inc.	527,654	8,278,891

		22,060,410

HOTELS, RESTAURANTS & LEISURE — 16.4%
Carnival Corp.	693,763	20,979,393
Darden Restaurants, Inc.	225,278	8,752,050
International Game Technology	477,666	7,499,356
Marriott International, Inc. (Class A) (b)	411,139	12,309,502
McDonald’s Corp.	1,724,146	113,569,497
Starbucks Corp.	1,194,070	29,015,901
Starwood Hotels & Resorts Worldwide, Inc. (b)	303,708	12,582,623
Wyndham Worldwide Corp.	288,396	5,808,295
Wynn Resorts, Ltd.	110,723	8,444,843
Yum! Brands, Inc.	749,129	29,245,996

		248,207,456

HOUSEHOLD DURABLES — 4.0%
D.R. Horton, Inc.	443,593	4,360,519
Fortune Brands, Inc. (b)	244,147	9,565,680
Harman International Industries, Inc. (a)	111,600	3,335,724
Leggett & Platt, Inc.	237,284	4,759,917
Lennar Corp. (Class A)	261,495	3,637,395
Newell Rubbermaid, Inc. (b)	445,807	6,526,615
Pulte Group, Inc. (a)(b)	510,001	4,222,808
Stanley Black & Decker, Inc.	257,067	12,987,025
Whirlpool Corp. (b)	120,360	10,570,015

		59,965,698

INTERNET & CATALOG RETAIL — 5.3%
Amazon.com, Inc. (a)	549,920	60,084,259
Expedia, Inc. (b)	332,248	6,239,618
priceline.com, Inc. (a)	76,045	13,424,984

		79,748,861

LEISURE EQUIPMENT & PRODUCTS — 1.5%
Eastman Kodak Co. (a)(b)	431,899	1,874,442
Hasbro, Inc.	209,806	8,623,026
Mattel, Inc.	584,474	12,367,470

		22,864,938

MEDIA — 30.9%
CBS Corp. (Class B)	1,089,675	14,089,498
Comcast Corp. (Class A)	4,521,863	78,544,760
DIRECTV (Class A) (a)	1,456,390	49,400,749
Discovery Communications, Inc. (Class A) (a)(b)	455,589	16,269,083
Gannett Co., Inc. (b)	381,519	5,135,246
McGraw-Hill Cos., Inc.	505,585	14,227,162
Meredith Corp. (b)	59,092	1,839,534
New York Times Co. (Class A) (a)(b)	186,964	1,617,238
News Corp. (Class A)	3,611,879	43,198,073
Omnicom Group, Inc. (b)	491,954	16,874,022
Scripps Networks Interactive (Class A)	144,029	5,810,130
The Interpublic Group of Cos., Inc. (a)	784,174	5,591,161
The Walt Disney Co.	3,138,706	98,869,239
The Washington Post Co. (Class B)	9,735	3,996,023
Time Warner Cable, Inc.	567,367	29,548,473
Time Warner, Inc.	1,826,443	52,802,467
Viacom, Inc. (Class B)	973,326	30,533,237

		468,346,095

MULTILINE RETAIL — 8.4%
Big Lots, Inc. (a)	128,833	4,134,251
Family Dollar Stores, Inc.	216,503	8,159,998
J.C. Penney Co., Inc. (b)	378,577	8,131,834
Kohl’s Corp. (a)(b)	493,513	23,441,868
Macy’s, Inc.	676,499	12,109,332
Nordstrom, Inc.	266,873	8,590,642
Sears Holdings Corp. (a)(b)	77,322	4,998,867
Target Corp.	1,180,205	58,030,680

		127,597,472

SPECIALTY RETAIL — 19.8%
Abercrombie & Fitch Co. (Class A) (b)	141,431	4,340,517
AutoNation, Inc. (a)(b)	142,899	2,786,531
AutoZone, Inc. (a)(b)	46,875	9,057,187
Bed Bath & Beyond, Inc. (a)	421,872	15,643,014
Best Buy Co., Inc.	554,389	18,771,612
CarMax, Inc. (a)	357,665	7,117,533
GameStop Corp. (Class A) (a)(b)	244,901	4,601,690
Limited Brands, Inc. (b)	432,587	9,547,195
Lowe’s Cos., Inc.	2,290,397	46,769,907
O’Reilly Automotive, Inc. (a)(b)	221,370	10,528,357
Office Depot, Inc. (a)	441,652	1,784,274
RadioShack Corp. (b)	201,297	3,927,304
Ross Stores, Inc. (b)	196,326	10,462,213
Staples, Inc.	1,169,685	22,282,499
The Gap, Inc.	719,358	13,998,707
The Home Depot, Inc.	2,692,901	75,589,731
Tiffany & Co. (b)	204,034	7,734,929
TJX Cos., Inc.	653,825	27,427,959
Urban Outfitters, Inc. (a)(b)	208,739	7,178,534

		299,549,693

TEXTILES, APPAREL & LUXURY GOODS — 5.1%
Coach, Inc.	488,917	17,869,916
NIKE, Inc. (Class B) (b)	622,667	42,061,156
Polo Ralph Lauren Corp. (b)	105,444	7,693,194

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

V.F. Corp.	141,126	$10,045,349

		77,669,615

TOTAL COMMON STOCKS —
(Cost $1,857,366,778)		1,512,306,718

SHORT TERM INVESTMENTS — 6.5%
MONEY MARKET FUNDS — 6.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	97,482,366	97,482,366
State Street Institutional Liquid Reserves Fund (c)	1,132,163	1,132,163

TOTAL SHORT TERM INVESTMENTS —
(Cost $98,614,529)		98,614,529

TOTAL INVESTMENTS — 106.4% (e)
(Cost $1,955,981,307)		1,610,921,247
OTHER ASSETS AND LIABILITIES — (6.4)%		(96,488,086)

NET ASSETS — 100.0%		$1,514,433,161

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BEVERAGES — 15.5%
Brown-Forman Corp. (Class B)	375,885	$21,511,899
Coca-Cola Enterprises, Inc.	1,129,034	29,196,819
Constellation Brands, Inc. (Class A) (a)(b)	696,363	10,877,190
Dr. Pepper Snapple Group, Inc.	588,501	22,004,053
Molson Coors Brewing Co. (Class B) (a)	640,026	27,111,501
PepsiCo, Inc.	1,938,816	118,170,835
The Coca-Cola Co.	3,233,074	162,041,669

		390,913,966

FOOD & STAPLES RETAILING — 24.0%
Costco Wholesale Corp.	1,171,402	64,227,972
CVS Caremark Corp.	3,649,810	107,012,429
Safeway, Inc. (a)	1,157,820	22,762,741
SUPERVALU, Inc. (a)	810,292	8,783,565
Sysco Corp.	1,605,812	45,878,049
The Kroger Co.	1,843,828	36,304,974
Wal-Mart Stores, Inc.	4,974,702	239,133,925
Walgreen Co. (a)	2,477,809	66,157,500
Whole Foods Market, Inc. (a)(b)	409,939	14,766,003

		605,027,158

FOOD PRODUCTS — 19.9%
Archer-Daniels-Midland Co.	1,782,980	46,036,544
Campbell Soup Co. (a)	657,753	23,567,290
ConAgra Foods, Inc.	1,331,589	31,052,655
Dean Foods Co. (b)	434,042	4,370,803
General Mills, Inc.	1,821,401	64,696,163
H.J. Heinz Co.	930,509	40,216,599
Hormel Foods Corp. (a)	165,330	6,692,558
Kellogg Co. (a)	751,789	37,814,987
Kraft Foods, Inc. (Class A)	4,169,105	116,734,940
McCormick & Co., Inc. (a)	520,209	19,747,134
Mead Johnson Nutrition Co.	489,090	24,513,191
Sara Lee Corp. (a)	1,867,091	26,325,983
The Hershey Co. (a)	499,790	23,954,935
The J.M. Smucker Co.	284,796	17,150,415
Tyson Foods, Inc. (Class A)	1,170,211	19,179,758

		502,053,955

HOUSEHOLD PRODUCTS — 24.1%
Clorox Co.	438,776	27,274,316
Colgate-Palmolive Co. (a)	1,280,876	100,881,794
Kimberly-Clark Corp.	1,081,979	65,600,387
The Procter & Gamble Co.	6,890,523	413,293,569

		607,050,066

PERSONAL PRODUCTS — 1.9%
Avon Products, Inc.	1,224,255	32,442,757
The Estee Lauder Cos., Inc. (Class A) (a)	285,972	15,937,220

		48,379,977

TOBACCO — 14.1%
Altria Group, Inc.	4,981,468	99,828,619
Lorillard, Inc.	365,718	26,324,382
Philip Morris International, Inc.	4,432,187	203,171,452
Reynolds American, Inc.	534,070	27,835,728

		357,160,181

TOTAL COMMON STOCKS —
(Cost $2,955,985,916)		2,510,585,303

SHORT TERM INVESTMENTS — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	74,450,270	74,450,270
State Street Institutional Liquid Reserves Fund (c)	2,812,968	2,812,968

TOTAL SHORT TERM INVESTMENTS —
(Cost $77,263,238)		77,263,238

TOTAL INVESTMENTS — 102.6% (e)
(Cost $3,033,249,154)		2,587,848,541
OTHER ASSETS AND LIABILITIES — (2.6)%		(65,428,607)

NET ASSETS — 100.0%		$2,522,419,934

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 19.7%
Baker Hughes, Inc.	2,939,202	$122,182,627
Cameron International Corp. (a)	2,024,003	65,820,577
Diamond Offshore Drilling, Inc. (b)	593,040	36,881,158
FMC Technologies, Inc. (a)	1,129,771	59,493,741
Halliburton Co.	5,603,685	137,570,467
Helmerich & Payne, Inc. (b)	549,167	20,055,579
Nabors Industries, Ltd. (a)(b)	2,727,937	48,066,250
National-Oilwell Varco, Inc.	2,748,778	90,902,088
Rowan Cos., Inc. (a)	1,608,203	35,283,974
Schlumberger, Ltd. (b)	6,434,619	356,091,815
Smith International, Inc.	2,124,101	79,972,403

		1,052,320,679

OIL, GAS & CONSUMABLE FUELS — 80.2%
Anadarko Petroleum Corp.	2,977,869	107,471,292
Apache Corp.	2,010,151	169,234,613
Cabot Oil & Gas Corp. (b)	1,170,632	36,664,194
Chesapeake Energy Corp. (b)	4,478,968	93,834,380
Chevron Corp.	10,604,526	719,623,134
ConocoPhillips	5,685,949	279,123,236
CONSOL Energy, Inc.	1,867,647	63,051,763
Denbury Resources, Inc. (a)	4,154,470	60,821,441
Devon Energy Corp. (b)	2,666,821	162,462,735
El Paso Corp.	5,742,538	63,799,597
EOG Resources, Inc.	1,595,817	156,980,518
Exxon Mobil Corp.	17,833,313	1,017,747,173
Hess Corp.	1,877,706	94,523,720
Marathon Oil Corp.	4,306,193	133,879,540
Massey Energy Co.	1,726,583	47,222,045
Murphy Oil Corp.	1,343,504	66,570,623
Noble Energy, Inc.	1,230,047	74,208,736
Occidental Petroleum Corp.	3,664,718	282,732,994
Peabody Energy Corp. (b)	2,025,497	79,257,698
Pioneer Natural Resources Co. (b)	1,358,061	80,736,727
QEP Resources, Inc. (a)	893,100	27,534,273
Range Resources Corp. (b)	1,293,735	51,943,460
Southwestern Energy Co. (a)	2,288,106	88,412,416
Spectra Energy Corp.	4,496,051	90,235,744
Sunoco, Inc. (b)	1,484,034	51,599,862
Tesoro Corp. (b)	2,307,626	26,929,995
The Williams Cos., Inc.	4,261,975	77,908,903
Valero Energy Corp.	4,081,635	73,387,797

		4,277,898,609

TOTAL COMMON STOCKS —
(Cost $7,449,272,965)		5,330,219,288

SHORT TERM INVESTMENTS — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	238,305,350	238,305,350
State Street Institutional Liquid Reserves Fund (c)	4,038,938	4,038,938

TOTAL SHORT TERM INVESTMENTS —
(Cost $242,344,288)		242,344,288

TOTAL INVESTMENTS — 104.5% (e)
(Cost $7,691,617,253)		5,572,563,576
OTHER ASSETS AND LIABILITIES — (4.5)%		(238,109,478)

NET ASSETS — 100.0%		$5,334,454,098

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CAPITAL MARKETS — 14.7%
Ameriprise Financial, Inc.	972,492	$35,136,136
E*TRADE Financial Corp. (a)	752,983	8,900,259
Federated Investors, Inc. (Class B) (b)	337,509	6,989,811
Franklin Resources, Inc.	561,892	48,429,472
Invesco Ltd. (b)	1,775,665	29,884,442
Janus Capital Group, Inc. (b)	698,495	6,202,636
Legg Mason, Inc. (b)	625,918	17,544,482
Morgan Stanley	5,314,854	123,357,761
Northern Trust Corp. (b)	919,592	42,944,947
State Street Corp. (c)	1,907,132	64,499,204
T. Rowe Price Group, Inc. (b)	986,975	43,811,820
The Bank of New York Mellon Corp.	4,611,470	113,857,194
The Charles Schwab Corp.	3,721,163	52,766,091
The Goldman Sachs Group, Inc.	1,958,590	257,104,109

		851,428,364

COMMERCIAL BANKS — 18.9%
BB&T Corp. (b)	2,631,317	69,229,950
Comerica, Inc. (b)	670,188	24,683,024
Fifth Third Bancorp	3,022,264	37,143,625
First Horizon National Corp. (a)(b)	869,183	9,952,146
Huntington Bancshares, Inc.	2,724,562	15,094,073
KeyCorp	3,343,135	25,708,708
M & T Bank Corp. (b)	316,367	26,875,377
Marshall & Ilsley Corp.	2,004,669	14,393,523
PNC Financial Services Group, Inc.	1,999,367	112,964,236
Regions Financial Corp.	4,534,106	29,834,417
SunTrust Banks, Inc. (b)	1,900,696	44,286,217
U.S. Bancorp	7,288,220	162,891,717
Wells Fargo & Co.	19,807,573	507,073,869
Zions Bancorporation	609,382	13,144,370

		1,093,275,252

CONSUMER FINANCE — 5.2%
American Express Co.	4,567,454	181,327,924
Capital One Financial Corp.	1,735,879	69,955,924
Discover Financial Services	2,068,221	28,913,729
SLM Corp. (a)	1,846,950	19,189,810

		299,387,387

DIVERSIFIED FINANCIAL SERVICES — 27.5%
Bank of America Corp.	38,148,162	548,189,088
Citigroup, Inc. (a)	85,908,119	323,014,527
CME Group, Inc.	249,838	70,341,889
IntercontinentalExchange, Inc. (a)	280,995	31,760,865
JPMorgan Chase & Co.	15,128,154	553,841,718
Leucadia National Corp. (a)(b)	721,561	14,077,655
Moody’s Corp. (b)	747,878	14,897,730
NYSE Euronext (b)	992,324	27,417,912
The Nasdaq OMX Group, Inc. (a)	554,422	9,857,623

		1,593,399,007

INSURANCE — 24.4%
AFLAC, Inc.	1,785,389	76,182,549
American International Group, Inc. (a)(b)	513,493	17,684,699
Aon Corp.	1,024,135	38,015,891
Assurant, Inc.	425,650	14,770,055
Berkshire Hathaway, Inc. (Class B) (a)	6,294,278	501,591,014
Chubb Corp.	1,242,659	62,145,377
Cincinnati Financial Corp. (b)	619,758	16,033,139
Genworth Financial, Inc. (Class A) (a)	1,859,666	24,305,835
Hartford Financial Services Group, Inc. (b)	1,688,537	37,367,324
Lincoln National Corp.	1,150,078	27,935,395
Loews Corp.	1,336,965	44,534,304
Marsh & McLennan Cos., Inc.	2,056,923	46,383,614
MetLife, Inc.	3,118,453	117,752,785
Principal Financial Group, Inc.	1,215,658	28,495,023
Prudential Financial, Inc.	1,771,788	95,074,144
The Allstate Corp.	2,045,020	58,753,425
The Progressive Corp.	2,549,350	47,723,832
The Travelers Cos., Inc.	1,885,298	92,850,926
Torchmark Corp. (b)	313,943	15,543,318
Unum Group	1,265,493	27,461,198
XL Group PLC	1,300,616	20,822,862

		1,411,426,709

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.2%
Apartment Investment & Management Co. (Class A) (b)	444,270	8,605,510
AvalonBay Communities, Inc. (b)	315,312	29,440,681
Boston Properties, Inc.	528,588	37,709,468
Equity Residential	1,075,804	44,796,479
HCP, Inc. (b)	1,117,674	36,044,986
Health Care REIT, Inc.	471,863	19,874,870
Host Hotels & Resorts, Inc.	2,502,109	33,728,429
Kimco Realty Corp.	1,542,282	20,728,270
Plum Creek Timber Co., Inc.	619,671	21,397,240
ProLogis (b)	1,811,834	18,353,878
Public Storage, Inc.	516,644	45,418,174
Simon Property Group, Inc. (b)	1,112,659	89,847,214
Ventas, Inc.	596,448	28,003,234
Vornado Realty Trust	601,764	43,898,684

		477,847,117

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CB Richard Ellis Group, Inc. (Class A) (a)(b)	1,027,814	13,988,548

THRIFTS & MORTGAGE FINANCE — 0.7%
Hudson City Bancorp, Inc. (b)	1,801,990	22,056,358
People’s United Financial, Inc. (b)	1,424,428	19,229,778

		41,286,136

TOTAL COMMON STOCKS —
(Cost $6,678,385,292)		5,782,038,520

SHORT TERM INVESTMENTS — 2.9%
MONEY MARKET FUNDS — 2.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	161,064,446	161,064,446

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund (d)	7,520,456	$7,520,456

TOTAL SHORT TERM INVESTMENTS —
(Cost $168,584,902)		168,584,902

TOTAL INVESTMENTS — 102.7% (f)
(Cost $6,846,970,194)		5,950,623,422
OTHER ASSETS AND LIABILITIES — (2.7)%		(159,035,665)

NET ASSETS — 100.0%		$5,791,587,757

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Affiliated Issuer. (See accompanying Notes to Schedules of Investments)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 12.0%
Amgen, Inc. (a)	2,152,919	$113,243,539
Biogen Idec, Inc. (a)	613,736	29,121,773
Celgene Corp. (a)	1,036,269	52,663,191
Cephalon, Inc. (a)(b)	169,043	9,593,190
Genzyme Corp. (a)(b)	615,063	31,226,749
Gilead Sciences, Inc. (a)	1,999,949	68,558,252

		304,406,694

HEALTH CARE EQUIPMENT & SUPPLIES — 15.2%
Baxter International, Inc.	1,361,174	55,318,111
Becton, Dickinson & Co. (b)	538,745	36,429,937
Boston Scientific Corp. (a)(b)	3,441,466	19,960,503
C.R. Bard, Inc.	227,835	17,664,048
CareFusion Corp. (a)	397,353	9,019,913
DENTSPLY International, Inc.	328,888	9,837,040
Hospira, Inc. (a)	372,970	21,427,126
Intuitive Surgical, Inc. (a)	88,094	27,804,228
Medtronic, Inc.	2,488,178	90,246,216
St. Jude Medical, Inc. (a)	754,046	27,213,520
Stryker Corp. (b)	643,711	32,224,173
Varian Medical Systems, Inc. (a)	277,652	14,515,647
Zimmer Holdings, Inc. (a)	463,788	25,067,741

		386,728,203

HEALTH CARE PROVIDERS & SERVICES — 18.2%
Aetna, Inc.	981,461	25,890,941
AmerisourceBergen Corp.	658,720	20,914,360
Cardinal Health, Inc.	822,340	27,638,847
CIGNA Corp.	643,509	19,987,390
Coventry Health Care, Inc. (a)	332,021	5,870,131
DaVita, Inc. (a)	232,107	14,492,761
Express Scripts, Inc. (a)	1,296,778	60,974,502
Humana, Inc. (a)	409,358	18,695,380
Laboratory Corp. of America Holdings (a)(b)	233,711	17,610,124
McKesson Corp.	628,591	42,216,172
Medco Health Solutions, Inc. (a)	1,056,683	58,202,100
Patterson Cos., Inc. (b)	208,766	5,956,094
Quest Diagnostics, Inc.	352,415	17,539,695
Tenet Healthcare Corp. (a)	1,008,366	4,376,308
UnitedHealth Group, Inc.	2,575,498	73,144,143
WellPoint, Inc. (a)	985,608	48,225,799

		461,734,747

HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp. (a)(b)	153,000	11,611,170

LIFE SCIENCES TOOLS & SERVICES — 3.9%
Life Technologies Corp. (a)(b)	410,489	19,395,605
Millipore Corp. (a)	142,228	15,168,616
PerkinElmer, Inc.	261,999	5,415,520
Thermo Fisher Scientific, Inc. (a)	922,619	45,254,462
Waters Corp. (a)(b)	209,276	13,540,157

		98,774,360

PHARMACEUTICALS — 50.0%
Abbott Laboratories	2,940,500	137,556,590
Allergan, Inc.	710,685	41,404,508
Bristol-Myers Squibb Co.	3,886,027	96,917,513
Eli Lilly & Co.	2,281,580	76,432,930
Forest Laboratories, Inc. (a)(b)	685,004	18,789,660
Johnson & Johnson	6,198,475	366,081,934
King Pharmaceuticals, Inc. (a)	599,811	4,552,565
Merck & Co., Inc.	7,007,916	245,066,823
Mylan, Inc. (a)(b)	694,261	11,830,207
Pfizer, Inc.	18,127,613	258,499,761
Watson Pharmaceuticals, Inc. (a)	254,100	10,308,837

		1,267,441,328

TOTAL COMMON STOCKS —
(Cost $3,290,421,536)		2,530,696,502

SHORT TERM INVESTMENTS — 3.6%
MONEY MARKET FUNDS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	90,136,705	90,136,705
State Street Institutional Liquid Reserves Fund (c)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $90,136,805)		90,136,805

TOTAL INVESTMENTS — 103.4% (e)
(Cost $3,380,558,341)		2,620,833,307
OTHER ASSETS AND LIABILITIES — (3.4)%		(86,170,862)

NET ASSETS — 100.0%		$2,534,662,445

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 28.4%
General Dynamics Corp.	1,138,445	$66,667,339
Goodrich Corp.	522,554	34,619,203
Honeywell International, Inc. (a)	2,192,130	85,558,834
ITT Corp.	604,984	27,175,881
L-3 Communications Holdings, Inc.	314,009	22,244,398
Lockheed Martin Corp.	895,184	66,691,208
Northrop Grumman Corp.	882,504	48,043,518
Precision Castparts Corp.	385,685	39,694,700
Raytheon Co.	1,130,824	54,720,573
Rockwell Collins, Inc. (a)	551,854	29,320,003
The Boeing Co.	2,149,729	134,895,495
United Technologies Corp.	2,628,586	170,621,517

		780,252,669

AIR FREIGHT & LOGISTICS — 9.6%
C.H. Robinson Worldwide, Inc. (a)	450,137	25,054,625
Expeditors International of Washington, Inc.	577,657	19,934,943
FedEx Corp.	910,754	63,852,963
United Parcel Service, Inc. (Class B)	2,734,562	155,569,232

		264,411,763

AIRLINES — 0.9%
Southwest Airlines Co. (a)	2,214,434	24,602,362

BUILDING PRODUCTS — 0.4%
Masco Corp. (a)	1,079,329	11,613,580

COMMERCIAL SERVICES & SUPPLIES — 5.3%
Avery Dennison Corp.	368,376	11,835,921
Cintas Corp. (a)	430,683	10,323,472
Iron Mountain, Inc. (a)	487,525	10,949,811
Pitney Bowes, Inc. (a)	642,773	14,115,295
R.R. Donnelley & Sons Co.	805,344	13,183,481
Republic Services, Inc.	880,449	26,175,749
Stericycle, Inc. (a)(b)	228,181	14,964,110
Waste Management, Inc. (a)	1,429,609	44,732,466

		146,280,305

CONSTRUCTION & ENGINEERING — 2.0%
Fluor Corp.	705,137	29,968,322
Jacobs Engineering Group, Inc. (b)	339,364	12,366,424
Quanta Services, Inc. (b)	572,469	11,821,485

		54,156,231

ELECTRICAL EQUIPMENT — 4.9%
Emerson Electric Co.	2,162,741	94,490,154
Rockwell Automation, Inc.	500,476	24,568,367
Roper Industries, Inc. (a)	252,908	14,152,732

		133,211,253

INDUSTRIAL CONGLOMERATES — 17.6%
3M Co.	1,982,802	156,621,530
General Electric Co.	21,434,649	309,087,639
Textron, Inc. (a)	926,061	15,715,255

		481,424,424

MACHINERY — 19.1%
Caterpillar, Inc.	1,815,289	109,044,410
Cummins, Inc.	1,001,836	65,249,579
Danaher Corp.	1,601,904	59,462,676
Deere & Co.	1,286,547	71,634,937
Dover Corp. (a)	613,115	25,622,076
Eaton Corp.	555,868	36,376,002
Flowserve Corp.	152,242	12,910,122
Illinois Tool Works, Inc.	1,115,391	46,043,340
PACCAR, Inc. (a)	1,151,125	45,895,354
Pall Corp.	464,735	15,972,942
Parker-Hannifin Corp.	550,934	30,554,800
Snap-on, Inc.	154,739	6,330,372

		525,096,610

PROFESSIONAL SERVICES — 1.3%
Dun & Bradstreet Corp. (a)	136,018	9,129,528
Equifax, Inc.	464,442	13,032,243
Robert Half International, Inc. (a)	575,962	13,563,905

		35,725,676

ROAD & RAIL — 8.8%
CSX Corp.	1,272,553	63,156,805
Norfolk Southern Corp.	1,178,195	62,503,245
Ryder System, Inc.	259,448	10,437,593
Union Pacific Corp.	1,493,877	103,839,390

		239,937,033

TRADING COMPANIES & DISTRIBUTORS — 1.5%
Fastenal Co. (a)	356,105	17,872,910
W.W. Grainger, Inc. (a)	220,503	21,929,023

		39,801,933

TOTAL COMMON STOCKS —
(Cost $3,518,450,488)		2,736,513,839

SHORT TERM INVESTMENTS — 3.9%
MONEY MARKET FUNDS — 3.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	105,768,980	105,768,980
State Street Institutional Liquid Reserves Fund (c)	1,691,068	1,691,068

TOTAL SHORT TERM INVESTMENTS —
(Cost $107,460,048)		107,460,048

TOTAL INVESTMENTS — 103.7% (e)
(Cost $3,625,910,536)		2,843,973,887
OTHER ASSETS AND LIABILITIES — (3.7)%		(100,730,094)

NET ASSETS — 100.0%		$2,743,243,793

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CHEMICALS — 55.8%
Air Products & Chemicals, Inc.	1,146,523	$74,306,155
Airgas, Inc. (a)	467,690	29,090,318
CF Industries Holdings, Inc.	400,895	25,436,788
E.I. du Pont de Nemours & Co.	4,797,015	165,928,749
Eastman Chemical Co. (a)	408,999	21,824,187
Ecolab, Inc.	1,272,991	57,170,026
FMC Corp.	412,287	23,677,642
International Flavors & Fragrances, Inc.	455,373	19,316,923
Monsanto Co.	2,888,441	133,503,743
PPG Industries, Inc. (a)	905,784	54,718,411
Praxair, Inc.	1,619,806	123,089,058
Sigma-Aldrich Corp. (a)	673,266	33,548,845
The Dow Chemical Co.	6,113,704	145,017,059
The Sherwin-Williams Co.	488,030	33,766,796

		940,394,700

CONSTRUCTION MATERIALS — 1.8%
Vulcan Materials Co.	709,915	31,115,575

CONTAINERS & PACKAGING — 6.4%
Ball Corp.	518,837	27,410,159
Bemis Co., Inc.	633,843	17,113,761
Owens-Illinois, Inc. (b)	919,172	24,312,099
Pactiv Corp. (b)	768,385	21,399,522
Sealed Air Corp. (a)	922,133	18,184,463

		108,420,004

METALS & MINING — 28.8%
AK Steel Holding Corp. (a)	652,657	7,779,671
Alcoa, Inc. (a)	5,520,112	55,532,327
Allegheny Technologies, Inc. (a)	551,438	24,368,045
Cliffs Natural Resources, Inc. (a)	739,723	34,885,337
Freeport-McMoRan Copper & Gold, Inc.	2,497,269	147,663,516
Newmont Mining Corp.	1,781,659	109,999,626
Nucor Corp. (a)	1,704,332	65,241,829
Titanium Metals Corp. (b)	542,795	9,547,764
United States Steel Corp. (a)	784,534	30,243,786

		485,261,901

PAPER & FOREST PRODUCTS — 6.9%
International Paper Co.	2,376,041	53,769,808
MeadWestvaco Corp.	967,845	21,486,159
Weyerhaeuser Co.	1,157,157	40,731,926

		115,987,893

TOTAL COMMON STOCKS —
(Cost $2,188,572,499)		1,681,180,073

SHORT TERM INVESTMENTS — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	74,793,499	74,793,499
State Street Institutional Liquid Reserves Fund (c)	2,096,563	2,096,563

TOTAL SHORT TERM INVESTMENTS —
(Cost $76,890,062)		76,890,062

TOTAL INVESTMENTS — 104.3% (e)
(Cost $2,265,462,561)		1,758,070,135
OTHER ASSETS AND LIABILITIES — (4.3)%		(72,217,958)

NET ASSETS — 100.0%		$1,685,852,177

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 10.6%
Cisco Systems, Inc. (a)	11,023,515	$234,911,105
Harris Corp.	277,605	11,562,248
JDS Uniphase Corp. (a)	567,042	5,579,693
Juniper Networks, Inc. (a)	1,051,411	23,993,199
Motorola, Inc. (a)	4,582,650	29,878,878
QUALCOMM, Inc.	3,185,290	104,604,924
Tellabs, Inc.	871,101	5,566,335

		416,096,382

COMPUTERS & PERIPHERALS — 20.4%
Apple, Inc. (a)	1,756,380	441,782,261
Dell, Inc. (a)	3,389,988	40,883,255
EMC Corp. (a)	4,020,641	73,577,730
Hewlett-Packard Co.	3,740,148	161,873,606
Lexmark International, Inc. (Class A) (a)(b)	194,193	6,414,195
NetApp, Inc. (a)	700,878	26,149,758
QLogic Corp. (a)	270,675	4,498,619
SanDisk Corp. (a)(b)	486,192	20,454,097
Teradata Corp. (a)	354,298	10,799,003
Western Digital Corp. (a)	469,422	14,157,768

		800,590,292

DIVERSIFIED TELECOMMUNICATION SERVICES — 12.3%
AT&T, Inc.	11,405,390	275,896,384
CenturyTel, Inc.	605,226	20,160,078
Frontier Communications Corp. (b)	722,471	5,136,769
Qwest Communications International, Inc. (b)	3,101,283	16,281,736
Verizon Communications, Inc.	5,485,292	153,697,882
Windstream Corp. (b)	1,039,228	10,974,247

		482,147,096

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Agilent Technologies, Inc. (a)	704,096	20,017,449
Amphenol Corp. (Class A)	361,594	14,203,412
Corning, Inc.	3,071,894	49,611,088
FLIR Systems, Inc. (a)	323,829	9,420,186
Jabil Circuit, Inc.	447,586	5,952,894
Molex, Inc. (b)	304,115	5,547,058

		104,752,087

INTERNET SOFTWARE & SERVICES — 7.9%
Akamai Technologies, Inc. (a)(b)	376,590	15,278,256
eBay, Inc. (a)	2,234,075	43,810,211
Google, Inc. (Class A) (a)	467,168	207,866,402
Monster Worldwide, Inc. (a)(b)	242,309	2,822,900
VeriSign, Inc. (a)(b)	391,786	10,401,918
Yahoo!, Inc. (a)	2,330,389	32,229,280

		312,408,967

IT SERVICES — 14.7%
Automatic Data Processing, Inc.	993,212	39,986,715
Cognizant Technology Solutions Corp. (Class A) (a)	603,219	30,197,143
Computer Sciences Corp.	313,491	14,185,468
Fidelity National Information Services, Inc.	697,748	18,713,601
Fiserv, Inc. (a)	314,979	14,381,941
International Business Machines Corp.	2,475,154	305,632,016
MasterCard, Inc. (Class A)	191,347	38,179,467
Paychex, Inc. (b)	656,468	17,048,474
SAIC, Inc. (a)	566,990	9,491,413
The Western Union Co.	1,345,230	20,057,379
Total System Services, Inc. (b)	434,071	5,903,366
Visa, Inc. (Class A)	876,043	61,980,042

		575,757,025

OFFICE ELECTRONICS — 0.6%
Xerox Corp.	2,853,432	22,941,593

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.4%
Advanced Micro Devices, Inc. (a)(b)	1,234,204	9,034,373
Altera Corp. (b)	623,232	15,462,386
Analog Devices, Inc.	607,968	16,937,988
Applied Materials, Inc.	2,673,550	32,136,071
Broadcom Corp. (Class A)	865,595	28,538,667
First Solar, Inc. (a)	93,072	10,594,386
Intel Corp.	9,158,037	178,123,820
KLA-Tencor Corp.	354,158	9,873,925
Linear Technology Corp. (b)	461,691	12,839,627
LSI Corp. (a)	1,415,373	6,510,716
MEMC Electronic Materials, Inc. (a)(b)	482,976	4,771,803
Microchip Technology, Inc. (b)	386,720	10,727,613
Micron Technology, Inc. (a)(b)	1,762,395	14,962,734
National Semiconductor Corp.	519,412	6,991,285
Novellus Systems, Inc. (a)(b)	228,792	5,802,165
NVIDIA Corp. (a)	1,169,996	11,945,659
Teradyne, Inc. (a)(b)	434,930	4,240,567
Texas Instruments, Inc.	2,395,323	55,763,119
Xilinx, Inc. (b)	571,087	14,425,658

		449,682,562

SOFTWARE — 17.5%
Adobe Systems, Inc. (a)	1,041,473	27,526,131
Autodesk, Inc. (a)	479,404	11,678,281
BMC Software, Inc. (a)	376,706	13,045,329
CA, Inc.	795,705	14,640,972
Citrix Systems, Inc. (a)	379,324	16,018,852
Compuware Corp. (a)	561,758	4,482,829
Electronic Arts, Inc. (a)	672,752	9,687,629
Intuit, Inc. (a)	638,917	22,215,144
McAfee, Inc. (a)	324,422	9,966,244
Microsoft Corp.	14,716,693	338,631,106
Novell, Inc. (a)	860,167	4,885,749
Oracle Corp.	7,598,649	163,067,008
Red Hat, Inc. (a)	393,414	11,385,401
Salesforce.com, Inc. (a)(b)	235,000	20,167,700
Symantec Corp. (a)	1,601,876	22,234,039

		689,632,414

WIRELESS TELECOMMUNICATION SERVICES — 1.7%
American Tower Corp. (Class A) (a)	801,870	35,683,215

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

MetroPCS Communications, Inc. (a)(b)	593,616	$4,861,715
Sprint Nextel Corp. (a)(b)	6,000,092	25,440,390

		65,985,320

TOTAL COMMON STOCKS —
(Cost $4,863,642,904)		3,919,993,738

SHORT TERM INVESTMENTS — 2.7%
MONEY MARKET FUNDS — 2.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	97,772,813	97,772,813
State Street Institutional Liquid Reserves Fund (c)	8,787,313	8,787,313

TOTAL SHORT TERM INVESTMENTS —
(Cost $106,560,126)		106,560,126

TOTAL INVESTMENTS — 102.5% (e)
(Cost $4,970,203,030)		4,026,553,864
OTHER ASSETS AND LIABILITIES — (2.5)%		(98,323,992)

NET ASSETS — 100.0%		$3,928,229,872

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See acompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 52.8%
Allegheny Energy, Inc.	1,503,345	$31,089,175
American Electric Power Co., Inc.	4,228,826	136,591,080
Duke Energy Corp.	10,647,598	170,361,568
Edison International	2,876,797	91,252,001
Entergy Corp.	1,664,027	119,177,614
Exelon Corp.	5,806,798	220,484,120
FirstEnergy Corp. (a)	2,679,627	94,403,259
NextEra Energy, Inc.	3,645,134	177,736,734
Northeast Utilities	1,547,099	39,420,082
Pepco Holdings, Inc. (a)	1,990,199	31,206,320
Pinnacle West Capital Corp.	975,508	35,469,471
PPL Corp.	4,134,740	103,161,763
Progress Energy, Inc.	2,541,325	99,670,766
Southern Co. (a)	7,248,071	241,215,803

		1,591,239,756

GAS UTILITIES — 3.4%
EQT Corp.	1,264,712	45,706,692
Nicor, Inc. (a)	413,028	16,727,634
Oneok, Inc.	934,360	40,411,070

		102,845,396

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 5.3%
Constellation Energy Group, Inc. (a)	1,781,879	57,465,598
NRG Energy, Inc. (a)(b)	2,244,356	47,602,791
The AES Corp. (b)	5,907,901	54,589,005

		159,657,394

MULTI-UTILITIES — 38.3%
Ameren Corp.	2,112,248	50,208,135
CenterPoint Energy, Inc.	3,712,527	48,856,855
CMS Energy Corp. (a)	2,065,302	30,256,674
Consolidated Edison, Inc. (a)	2,495,781	107,568,161
Dominion Resources, Inc. (a)	5,239,660	202,984,428
DTE Energy Co. (a)	1,496,179	68,240,724
Integrys Energy Group, Inc. (a)	689,823	30,172,858
NiSource, Inc.	2,477,157	35,918,777
PG&E Corp.	3,290,286	135,230,755
Public Service Enterprise Group, Inc.	4,447,524	139,340,927
SCANA Corp. (a)	996,895	35,648,965
Sempra Energy	2,187,716	102,363,232
TECO Energy, Inc. (a)	1,911,985	28,813,614
Wisconsin Energy Corp.	1,027,591	52,139,967
Xcel Energy, Inc.	4,074,660	83,978,743

		1,151,722,815

TOTAL COMMON STOCKS —
(Cost $3,804,103,065)		3,005,465,361

SHORT TERM INVESTMENTS — 5.8%
MONEY MARKET FUNDS — 5.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	174,827,741	174,827,741
State Street Institutional Liquid Reserves Fund (c)	1,200,330	1,200,330

TOTAL SHORT TERM INVESTMENTS —
(Cost $176,028,071)		176,028,071

TOTAL INVESTMENTS — 105.6% (e)
(Cost $3,980,131,136)		3,181,493,432
OTHER ASSETS AND LIABILITIES — (5.6)%		(168,658,360)

NET ASSETS — 100.0%		$3,012,835,072

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgements and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective October 1, 2008, the Funds adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Funds’ net asset value and the prices used by the Funds’ respective benchmark index, which, in turn, could result in a difference between the Funds’ performance and the performance of the Funds’ respective benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Transactions with Affiliates

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at June 30, 2010, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/09	9/30/09	9/30/09	Cost	Shares	Proceeds	Shares	at 6/30/10	6/30/10	Income	Gain (Loss)

2,604,266	$126,321,571	$136,984,391	$171,065,300	3,954,199	$200,047,047	4,651,333	1,907,132	$64,499,204	$63,017	$(11,785,327)

Each Fund may invest in certain money market funds managed by State Street Global Advisors Funds Management, Inc. (“SSgA FM or the “Adviser”), including the State Street Institutional Liquid Reserves Fund (“Liquid Reserves Fund“), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Navigator”), for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Amounts related to investments in Liquid Reserves Fund and/or Navigator at June 30, 2010 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/09	Cost	Shares	Proceeds	Shares	06/30/10	Income

Consumer Discretionary Select Sector SPDR Fund	$—	$39,717,963	39,717,963	$38,585,800	38,585,800	$1,132,163	$2,660
Consumer Staples Select Sector SPDR Fund	—	149,443,684	149,443,684	146,630,716	146,630,716	2,812,968	4,641
Energy Select Sector SPDR Fund	—	205,387,612	205,387,612	201,348,674	201,348,674	4,038,938	11,497
Financial Select Sector SPDR Fund	—	131,664,745	131,664,745	124,144,289	124,144,289	7,520,456	6,986
Health Care Select Sector SPDR Fund	—	151,479,974	151,479,974	151,479,874	151,479,874	100	7,852
Industrial Select Sector SPDR Fund	—	75,551,839	75,551,839	73,860,771	73,860,771	1,691,068	6,417
Materials Select Sector SPDR Fund	—	47,132,616	47,132,616	45,036,053	45,036,053	2,096,563	4,857
Technology Select Sector SPDR Fund	—	139,972,837	139,972,837	131,185,524	131,185,524	8,787,313	16,473
Utilities Select Sector SPDR Fund	—	189,125,105	189,125,105	187,924,775	187,924,775	1,200,330	11,766

	Value at	Purchased		Sold		Value at
Navigator	9/30/09	Cost	Shares	Proceeds	Shares	6/30/10	Income

Consumer Discretionary Select Sector SPDR Fund	$173,717,058	$927,628,326	927,628,326	$1,003,863,018	1,003,863,018	$97,482,366	$308,889
Consumer Staples Select Sector SPDR Fund	86,879,493	615,482,844	615,482,844	627,912,067	627,912,067	74,450,270	73,617
Energy Select Sector SPDR Fund	310,861,493	1,216,016,644	1,216,016,644	1,288,572,787	1,288,572,787	238,305,350	284,546
Financial Select Sector SPDR Fund	473,816,676	1,508,371,133	1,508,371,133	1,821,123,363	1,821,123,363	161,064,446	1,005,304
Health Care Select Sector SPDR Fund	80,978,300	667,251,688	667,251,688	658,093,283	658,093,283	90,136,705	142,517
Industrial Select Sector SPDR Fund	172,600,987	940,930,136	940,930,136	1,007,762,143	1,007,762,143	105,768,980	244,815
Materials Select Sector SPDR Fund	101,090,610	979,811,908	979,811,908	1,006,109,019	1,006,109,019	74,793,499	148,998
Technology Select Sector SPDR Fund	184,918,587	823,874,547	823,874,547	911,020,321	911,020,321	97,772,813	167,933
Utilities Select Sector SPDR Fund	160,132,319	1,461,695,048	1,461,695,048	1,446,999,626	1,446,999,626	174,827,741	182,148

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2010 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

Consumer Discretionary Select Sector SPDR Fund	$1,955,981,307	$474,974	$345,535,034	$(345,060,060)
Consumer Staples Select Sector SPDR Fund	3,033,249,154	1,236,980	446,637,593	(445,400,613)
Energy Select Sector SPDR Fund	7,691,617,253	3,503,926	2,122,557,603	(2,119,053,677)
Financial Select Sector SPDR Fund	6,846,970,194	731,449	897,078,221	(896,346,772)
Health Care Select Sector SPDR Fund	3,380,558,341	3,881,646	763,606,680	(759,725,034)
Industrial Select Sector SPDR Fund	3,625,910,536	884,035	782,820,684	(781,936,649)
Materials Select Sector SPDR Fund	2,265,462,561	11,354,323	518,746,749	(507,392,426)
Technology Select Sector SPDR Fund	4,970,203,030	36,580,428	980,229,594	(943,649,166)
Utilities Select Sector SPDR Fund	3,980,131,136	1,665,380	800,303,084	(798,637,704)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Select Sector SPDR Trust

By:	/s/ Gary L. French
Gary L. French
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date: August 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gary L. French
Gary L. French
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date: August 23, 2010